INVESTMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Investments	■ Investments

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2023	$2,659	$382	$890	$—	$52	$3,983
Investment in equity accounting method investment[1]	—	—	—	703	—	703
Equity pick-up (loss) from equity investees	145	102	(16)	—	1	232
Dividends received from equity investees	(180)	(93)	—	—	—	(273)
Non-cash dividends received from equity investees[2]	(505)	—	—	—	—	(505)
Shareholder loan repayment	—	—	—	—	(7)	(7)
At December 31, 2023	$2,119	$391	$874	$703	$46	$4,133
Investment in equity accounting method investment[1]	—	—	—	7	—	7
Equity pick-up (loss) from equity investees	108	119	1	22	(2)	248
Funds invested	—	—	—	55	4	59
Dividends received from equity investees	(88)	(109)	—	—	(1)	(198)
Non-cash dividends received from equity investees[2]	(124)	—	—	—	—	(124)
Equity earnings adjustment	—	—	—	(7)	—	(7)
Shareholder loan repayment	—	—	—	—	(6)	(6)
At December 31, 2024	$2,015	$401	$875	$780	$41	$4,112
[1] Refer to note 4.
[2] Includes a non-cash dividend distributed as JV receivable. Refer to note 18 and note 22.

Summarized Equity Investee Financial Information
	Kibali		Jabal Sayid		Zaldívar		Porgera[2]
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023
Revenue	$1,650	$1,488	$544	$492	$714	$720	$445	$—
Cost of sales (excluding depreciation)	639	593	188	167	517	545	191	—
Depreciation	294	322	48	48	178	162	58	—
Finance expense (income)	77	14	1	1	7	11	(21)	—
Other expense (income)	49	90	—	1	2	6	7	—
Income before income taxes	$591	$469	$307	$275	$10	($4)	$210	$—
Income tax expense	(346)	(154)	(69)	(71)	(8)	(29)	(82)	—
Net income	$245	$315	$238	$204	$2	($33)	$128	$—
Other comprehensive loss	—	—	—	—	(4)	—	—	—
Total comprehensive income (loss)	$245	$315	$238	$204	($2)	($33)	$128	$—
Net income (net of non-controlling interests)	$216	$290	$238	$204	$2	($33)	$128	$—

Summarized Balance Sheet
	Kibali		Jabal Sayid		Zaldívar		Porgera[2]
For the years ended December 31	2024	2023	2024	2023	2024	2023	2024	2023
Cash and equivalents	$89	$123	$105	$97	$97	$38	$91	$1
Other current assets[1]	309	225	163	143	659	571	258	182
Total current assets	$398	$348	$268	$240	$756	$609	$349	$183
Non-current assets	3,851	3,896	395	402	1,762	2,014	3,106	2,837
Total assets	$4,249	$4,244	$663	$642	$2,518	$2,623	$3,455	$3,020
Current financial liabilities (excluding trade, other payables & provisions)	$968	$307	$1	$2	$78	$86	$20	$14
Other current liabilities	351	149	96	90	103	121	123	29
Total current liabilities	$1,319	$456	$97	$92	$181	$207	$143	$43
Non-current financial liabilities (excluding trade, other payables & provisions)	62	771	1	4	7	50	1	7
Other non-current liabilities	875	820	8	9	565	599	806	733
Total non-current liabilities	$937	$1,591	$9	$13	$572	$649	$807	$740
Total liabilities	$2,256	$2,047	$106	$105	$753	$856	$950	$783
Net assets	$1,993	$2,197	$557	$537	$1,765	$1,767	$2,505	$2,237
Net assets (net of non-controlling interests)	$1,806	$2,015	$557	$537	$1,765	$1,767	$2,505	$2,237
[1]Zaldívar other current assets include inventory of $545 million (2023: $448 million).
[2]Refer to note 4.
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP and fair value adjustments on acquisition of equity in investees.

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar	Porgera[1]
Opening net assets (net of non-controlling interests)	$2,015	$537	$1,767	$2,237
Investment in equity accounting method investment	—	—	—	30
Income for the period (net of non-controlling interests)	216	238	2	128
Dividends received from equity investees	(176)	(218)		—
Non-cash dividends received from equity investees	(249)	—	—	—
Funds invested	—	—	—	110
Other comprehensive loss	—	—	(4)	—
Closing net assets (net of non-controlling interests), December 31	$1,806	$557	$1,765	$2,505
Barrick's share of net assets	904	278	883	787
Equity earnings adjustment	—	—	(10)	(7)
Goodwill recognition	1,111	123	—	—
Carrying value	$2,015	$401	$875	$780
[1]Refer to note 4.